Prepayments and other assets (Details) - Schedule of prepayments and other assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of prepayments and other assets [Abstract]
Prepayments	$ 2,850	$ 3,859
Deposits	1,215	1,389
Export tax receivable		744
VAT recoverable	715	729
Others	163	814
Total of prepayments and other assets	$ 4,943	$ 7,535